SCHEDULE OF INVESTMENTS

Eagle Capital Growth Fund, Inc.

Portfolio of Investments (as of September 30, 2023) (unaudited)

Common Stock (89.0% of total investments)
Industry			LEVEL ONE
Advertising	Shares	Cost	Market Value	% Total Inv.
Alphabet, Inc. A*	17,000	1,376,922	2,224,620
MediaAlpha, Inc.*	9,876	166,690	81,576
			$2,306,196	(6.3%)
Bank
JPMorgan Chase & Co	3,000	390,311	435,060
US Bancorp.	24,000	941,508	793,440
Wells Fargo & Co.	10,000	403,661	408,600
			$1,637,100	(4.0%)
Brokerage
Charles Schwab Corp.	34,000	1,760,697	1,866,600
			$1,866,600	(5.1%)
Conglomerate
Berkshire Hathaway Inc. B*	21,000	3,205,343	7,356,300
			$7,356,300	(19.9%)
Consumer
Colgate-Palmolive Company	21,000	626,458	1,493,310
Procter & Gamble Company	2,000	145,879	291,720
			$1,785,030	(4.3%)
Credit Card
Mastercard Inc	1000	219636.1	395910
Visa Inc.	1500	225957.45	345015
			$740,925	(1.8%)
Data Processing
Automatic Data Processing, Inc.	3000	82774.56	721740
Paychex, Inc.	6000	140074.91	691980
			$1,413,720	(3.8%)
Drug/Medical Device
Johnson & Johnson	3071	34932.62	478308.25
Stryker Corp.	4500	19054.69	1229715
			$1,708,023	(4.6%)
Food
Kraft Heinz Company	29,000	772,000	975,560
PepsiCo, Inc.	10,000	168,296	1,694,400
			$2,669,960	(6.4%)
Industrial
Danaher Corporation	1,000	254,997	248,100
Illinois Tool Works Inc.	7,000	295,051	1,612,170
Waters Corp.*	2,000	100,780	548,420
			$2,408,690	(5.8%)
Insurance
Markel Corp.*	1,670	1,296,670	2,459,058
			$2,459,058	(5.9%)
Mutaul Fund Management
Diamond Hill Investment Group, Inc.	9,576	1,338,331	1,614,226
Franklin Resources, Inc.	70,000	1,794,630	1,720,600
T. Rowe Price Group Inc.	18,400	2,399,683	1,929,608
			$5,264,434	(12.7%)

Restaurant
Starbucks Corp.	12,000	588,432	1,095,240
			$1,095,240	(2.6%)
Retail
AutoZone Inc.*	600	319,026	1,523,994
eBay Inc.	3,000	68,886	132,270
O'Reilly Automotive Inc.*	1,500	305,534	1,363,290
			$3,019,554	(8.2%)
Technology Services
Amazon.com Inc.	9,000	915,707	1,144,080
			$1,144,080	(3.1%)

Total common stock investments			$36,874,910

Money Market Funds (11.0% of total investments)			LEVEL ONE
Morgan Stanley Inst. Liquidity Fund, Treasury, 5.34%			4,539,439

Total investments			$41,414,349

All other assets less liabilities			39,765

Total net assets			$41,454,113

*Non-dividend paying security

Footnote:

The following information is based upon federal income tax costs of portfolio investments, excluding money market investments, as of September 30, 2023:

Gross unrealized appreciation:	$17,675,922
Gross unrealized depreciation:	1,083,995
Net unrealized appreciation:	$16,591,928

Federal income tax basis: $20,357,923